Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

Note 2 – Summary of Significant Accounting Policies

Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the Securities Exchange Commission (“SEC”).

Principles of consolidation

The consolidated financial statements include the financial statements of Tantech BVI and its subsidiaries (collectively, the “Company”). All significant inter-company balances and transactions are eliminated upon consolidation.

Non-controlling interest

Non-controlling interest represents 30% of the equity interest in Shangchi Automobile and its subsidiary.

Use of estimates

In preparing the consolidated financial statements in conformity with US GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the dates of the consolidated financial statements, as well as the reported amounts of revenues and expenses during the reporting year. Significant accounting estimates required to be made by management include, but are not limited to provision for credit losses, contingent liabilities, income taxes, inventory valuation, warrants, useful lives of property and equipment, and impairment of long-term investments.

Reclassifications

Certain prior period balances have been reclassified to conform to the current period presentation in the consolidated financial statements and the accompanying notes.

Discontinued operations

A component of a reporting entity or a group of components of a reporting entity that are disposed or meet the criteria to be classified as held for sale, such as the management, having the authority to approve the action, commits to a plan to sell the disposal group, should be reported in discontinued operations if the disposal represents a strategic shift that has (or will have) a major effect on an entity’s operations and financial results. Classification as a discontinued operation occurs upon disposal or when the operation meets the criteria to be classified as held for sale, if earlier. In the period that a discontinued operation is classified as held for sale, the assets and liabilities of the discontinued operation are presents separately in asset and liability sections, respectively, of the consolidated balance sheets and prior periods are presented on a comparative basis. In the consolidated statements of operations and comprehensive (loss)/income, the results from discontinued operations are reported separately from the income and expenses from continuing operations and prior periods are presented on a comparative basis. Cash flows for discontinued operations are presented separately in the consolidated statements of cash flows. Unless otherwise noted, discussion in the Notes to consolidated financial statements refers to the Group’s continuing operations.

Fair value of financial instruments

Accounting Standards Codification ("ASC") 825-10 requires certain disclosures regarding the fair value of financial instruments. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-level fair value hierarchy prioritizes the inputs used to measure fair value. The hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 - inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, quoted market prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable, and inputs derived from or corroborated by observable market data.

Level 3 - inputs to the valuation methodology are unobservable.

Unless otherwise disclosed, the fair value of the Group’s financial instruments including cash equivalents, derivative financial instruments, and non-marketable equity securities.

Assets and liabilities measured or disclosed at fair value on a recurring basis

The following tables represent the fair value hierarchy of the Group’s financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2025 and 2024:

	As of December 31, 2025
	Fair Value Measurement at the Reporting Date using
	Quoted price in active markets for identical assets Level 1	Significant other observable inputs Level 2	Significant unobservable inputs Level 3	Total
Financial assets:
Digital assets(i)	$19,958	$-	$-	$19,958

Financial liabilities:
Warrant liabilities (ii)	$-	$-	$1,653,000	$1,653,000
	As of December 31, 2024
	Fair Value Measurement at the Reporting Date using
	Quoted price in active markets for identical assets Level 1	Significant other observable inputs Level 2	Significant unobservable inputs Level 3	Total
Financial liabilities:
Convertible note (ii)	$-	$-	$198,000	$198,000
Warrant liabilities (iii)	-	-	2,000,000	2,000,000
Total	$-	$-	$2,198,000	$2,198,000

(i)

The Group ‘s digital assets is comprised of USDT. The Group holds digital assets solely for its own account, which are measured at fair value in accordance with ASU 2023-08. Digital assets are initially recorded at cost, which generally equals the transaction price at the time of acquisition, and are subsequently measured at fair value using quoted market prices from the Group's principal market. Digital assets held are received as a form of payment and are converted to cash or used to fulfill expenses nearly immediately, in the ordinary course of the Group's business. A reconciliation of this digital asset activity is not provided as the associated risk of exposure to digital assets, even during the periods of significant activity, is immaterial. The following table presents the Group’s USDT holdings as of December 31, 2025.

	Quantity	Cost Basis	Fair Value
USDT	19,926	$19,926	$19,958

The following table presents additional information about USDT for the years ended December 31, 2025:

Years ended December 31,
2025
Opening balance	$-
Collection of USDT from private placement	6,000,000
Collection of USDT from related party	3,750,000
Paid for acquisition	(9,730,048)
Surcharges	(26)
Ending balance	$19,926

(ii)

The Group has elected to recognize the convertible note at fair value; therefore, there was no further evaluation of embedded features for bifurcation. The Group engaged a third-party valuation firm to perform the valuation of the convertible note. The fair value of the convertible note was calculated using the Scenario-based Discounted Cash Flows with Monte Carlo Simulation Model (the "Monte Carlo Model”). The following is a reconciliation of the beginning and ending balances for the convertible note measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the years ended December 31, 2025, 2024 and 2023:

	Years ended December 31,
	2025	2024	2023
Opening balance	$198,000	$1,727,694	$-
New convertible note issued	-	-	1,999,990
Change in fair value of convertible note	150,000	504,006	165,704
Forbearance and other fee	-	610,227	-
Gain on debt extinguishment	-	(298,213)	-
Conversion of convertible note	(348,000)	(2,060,000)	(438,000)
Cash repaid	-	(285,714)	-
Ending balance	$-	$198,000	$1,727,694

(iii)

The freestanding warrants issued in connection with the April 2024 Private Placement were determined to be derivatives that were accounted for as warrant liabilities measured at fair value on a recurring basis (Note 12). The Group engaged a third-party valuation firm to perform the valuation of the warrant liabilities using the Monte Carlo Model with significant unobservable inputs to measure the fair value of the warrant liability (Level 3). The following is a reconciliation of the beginning and ending balances for warrants liabilities measured at fair value for the years ended December 31, 2025 and 2024:

	Years ended December 31,
	2025	2024
Opening balance	$2,000,000	$-
Warrants issued in connection with the April 2024 Private Placement	401,000	1,358,374
Change in fair value of warrant liabilities	(568,000)	3,767,626
Reclassification of warrant liabilities to equity upon exercise of warrants	(180,000)	(3,126,000)
Ending balance	$1,653,000	$2,000,000

Assets measured at fair value on a nonrecurring basis

In addition to assets that are recorded at fair value on a recurring basis, the impairment assessment may subject our long-term investment to nonrecurring fair value measurement. For the year ended December 31, 2025, the Group recorded $23,140,591 of impairment charge on its long-term investments based on the related fair value assessment performed with assistance from independent valuation firm. The various inputs to this fair value technique are considered Level 3. For the year ended December 31, 2024 and 2023, no impairment charge was recorded on long term investments.

Concentrations of credit risk

Financial instruments which potentially subject the Group to concentrations of credit risk consist principally of cash, cash equivalents and restricted cash, accounts receivable and financing receivable. All of the Group’s cash is maintained with banks within the People’s Republic of China, where there is a RMB500,000 deposit insurance limit for a legal entity’s aggregated balance at each maintained bank. The Group has not experienced any losses in such accounts. A significant portion of the Group’s sales are credit sales which are primarily to customers whose ability to pay is dependent upon the industry economics prevailing in these areas. The Group also engages in factoring business to earn interest income. The Group performs ongoing credit evaluations of its customers to reduce credit risk.

Cash

Cash comprises cash at banks and on hand.

Restricted cash

Cash that is restricted as to withdrawal or for use is reported separately on the face of consolidated balance sheet. The Group’s restricted cash comprises cash frozen in the dormant bank accounts.

Digital assets

The Group holds digital assets, consisting primarily of Tether tokens (“USDT”). The Group has evaluated its USDT holdings under ASC 350-60, Intangibles—Goodwill and Other—Crypto Assets, and concluded that the holdings meet the scope criteria for digital assets. The Group does not classify digital assets as cash or cash equivalents.

Digital assets are initially recognized at cost and subsequently measured at fair value in accordance with ASC 820, Fair Value Measurement. Changes in fair value are recognized in net income and presented in changes in fair value of digital assets in the consolidated statements of operations.

Digital assets are presented separately on the consolidated balance sheets as digital assets measured at fair value. Upon sale, exchange, or other disposition, realized gains or losses are recognized in net income.

Accounts receivable, net

The Group follows Accounting Standards Update (“ASU”) No. 2016-13, “Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments,” which requires the Group to measure and recognize expected credit losses for financial assets held and not accounted for at fair value through net income. The Group generally provides  a three - month credit term to its customers after delivery. The provision is recorded against accounts receivables balances, with a corresponding charge recorded in the unaudited condensed consolidated statements of operations and comprehensive income. Delinquent account balances are written-off against the allowance for credit losses after management has determined that the likelihood of collection is not probable.

Financing receivables, net

Financing receivables represent receivables arising from the Group’s factoring business. Financing receivables are measured at amortized cost and reported on the unaudited condensed consolidated balance sheets based on the outstanding principal adjusted for any write-off and the allowance. Amortized cost of financing receivables is equal to the unpaid principal balance plus interest receivable. The Group recognizes financial interest income over the terms of the financing receivables using the effective interest rate method.

In accordance with ASC 326, the Group aggregates financing receivables sharing similar risk characteristics into a single pool for purposes of measuring expected credit losses, and the Group records an allowance for credit losses on financing receivables including accrued interest on a combined basis. The provision of credit losses for financing receivables is based upon the current expected credit losses (“CECL”) model, and the Group utilizes the discounted cash flow (“DCF”) method to determine the expected credit losses for the financing receivables by comparing the amortized cost of the financing receivables with the present value of the projected cashflow for the underlying collaterals. In assessing the CECL, the Group considers both quantitative and qualitative information that is reasonable and supportable, including the value of collaterals, terms of the financing receivables, historical credit loss experience, and industry recovery rates for financing receivables with similar risk characteristics, as well as other conditions that may be beyond the Group’s control. Financing receivables that are deemed uncollectible when all collection efforts have been exhausted are written off against the allowance for credit losses. Given that substantially all of the Group’s financing receivables are collateralized by pledged receivables with large state-owned entities and well-established companies, the financing receivables are not written off unless the net realizable value of the underlying collateral is less than the carrying amount.

Inventory, net

The Group values its inventory at the lower of cost or net realizable value. Cost is computed using the weighted average cost method. The Group reviews its inventory periodically to determine if any markdown is necessary for potential obsolescence or if a write-down is necessary if the carrying value exceeds net realizable value.

Advances to suppliers, net

In order to ensure a steady supply of raw materials or goods, the Group is required from time to time to make cash advances when placing its purchase orders. The Group reviews its advances to suppliers on a periodic basis and makes general and specific allowances when there is doubt as to the ability of a supplier to refund an advance or provide supplies to the Group.

Property, plant and equipment, net

Property, plant and equipment are stated at cost less accumulated depreciation. The cost of an asset comprises its purchase price and costs necessarily incurred to bring it to the condition and location for its intended use.

Depreciation is computed on a straight-line basis over the estimated useful lives of the respective assets, as follows:

Machinery and production equipment	10 years
Transportation equipment	5 years
Office equipment	5 years
Electronic equipment	3 years

Upon retirement or disposition of property, plant, and equipment, the cost and related accumulated depreciation are eliminated, and any resulting gain or loss is recorded in earnings. Repairs and maintenance costs are normally charged to earnings in the year in which they are incurred. In situations where it can be clearly demonstrated that the expenditure has resulted in an increase in the future economic benefits expected to be obtained from the use of the asset, the expenditure is capitalized as an additional cost of the asset.

Intangible assets, net

Intangible assets are acquired individually or as part of a group of assets, and are initially recorded at cost. The cost of a group of assets acquired in a transaction is allocated to the individual assets based on their relative fair values. Intangible assets are carried at cost less accumulated amortization and any recorded impairment. Intangible assets with finite useful lives are amortized using a straight-line method over the period of estimated useful life. The estimated useful lives of the Group’s intangible assets are as follows:

Estimated Useful Life
Software	2 years
Patents	10 years

The Group evaluates intangible assets for impairment whenever events or changes in circumstances indicate that the assets might be impaired.

Impairment of long-lived assets

The Group evaluates its long-lived assets for impairment whenever events or changes in circumstances, such as a significant adverse change to market conditions that will impact the future use of the assets, indicate that the carrying amount of an asset may not be fully recoverable. When these events occur, the Group evaluates the recoverability of long-lived assets by comparing the carrying amount of the assets to the future undiscounted cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Group recognizes an impairment loss based on the excess of the carrying amount of the assets over their fair value. Fair value is generally determined by discounting the cash flows expected to be generated by the assets, when the market prices are not readily available.

Long-term investment

Long-term investments primarily consist of equity investments in privately held entities accounted for using the measurement alternative and equity investments accounted for using the equity method.

Equity investments without readily determinable fair values

For equity investments for which the Group does not have significant influence over the investee or the underlying shares the Group invested in are not considered in-substance common stock and have no readily determinable fair value, the Group records its share of measurement alternative investments at cost, less impairment, plus or less subsequent adjustments for observable price changes in orderly transactions for identical or similar investments of the same issuer, and record dividends received from the net accumulated earnings of the investee as investment income. Dividends received in excess of earnings are considered a return of investment and are recorded as reductions in the cost of the investments.

Equity investments accounted for using the equity method

The Group accounts for its equity investments over which it has significant influence but does not own a majority equity interest or otherwise control using the equity method. The Group adjusts the carrying amount of the investment and recognizes investment income or loss for its share of the earnings or loss of the investee after the date of investment.

Long-term investments are evaluated for impairment when facts or circumstances indicate that the fair value of the investment is less than its carrying value. An impairment is recognized when a decline in fair value is determined to be other-than-temporary. The Group reviews several factors to determine whether a loss is other-than-temporary. These factors include, but are not limited to, the: (i) nature of the investment; (ii) cause and duration of the impairment; (iii) extent to which fair value is less than cost; (iv) financial condition and near term prospects of the investments; and (v) ability to hold the security for a period of time sufficient to allow for any anticipated recovery in fair value.

Loans payable to third parties

Loans payable to third parties represent amounts the Group borrowed from third parties to obtain working capital.

Leases

The Group determines if an arrangement is or contains a lease at inception or modification of the arrangement. An arrangement is or contains a lease if there are identified assets and the right to control the use of an identified asset is conveyed for a period in exchange for consideration. Control over the use of the identified assets means the lessee has both the right to obtain substantially all of the economic benefits from the use of the asset and the right to direct the use of the asset. The Group recognizes right-of-use assets and operating lease liabilities for lessee operating leases other than those with a term of 12 months or less as the Group has elected to apply the short-term lease recognition exemption. Right-of-use assets represent the right to use an underlying asset for the lease term and lease liabilities represent an obligation to make lease payments over the lease term.

Operating lease right-of-use assets and lease liabilities are measured at the lease commencement date based on the present value of the remaining lease payments over the lease term, discounted using the Group’s incremental borrowing rate, which approximates the interest rate at which the Group could borrow on a collateralized basis with similar terms and payments and in similar economic environments. Operating lease right-of-use assets also include initial direct costs incurred and prepaid lease payments, minus any lease incentives. Lease terms include options to extend or terminate the lease when it is reasonably certain that the option will be exercised. All lease and non-lease components, principally common area maintenance costs, are combined in determining operating lease right-of-use assets and lease liabilities. For operating leases, lease expense is recognized on a straight-line basis over the lease term.

Revenue recognition

Revenue is recognized when control of promised goods or services is transferred to the Group’s customers and the collectability of an amount that the Group expects in exchange for those goods or services is probable. The Group’s revenues from continuing operations are primarily derived from selling of products

The Group recognizes sales revenues, net of sales taxes and estimated sales returns, at the time the product is picked up by the customer or delivered to the customer and control is transferred (point of sale).

Revenue is reported net of all value-added taxes. The Group does not routinely permit customers to return products and historically, customer returns have been immaterial.

In accordance with the Group's policy and the stated terms, the Group offers standard rebates to certain long-term cooperative customers who can reach the minimum threshold to be eligible for the rebate, which are accounted for as variable consideration. When the rebates can be reasonably estimated based on the Group's past experiences and current forecasts, such rebates is recognized as reductions to revenue based on the amount the Group expect to pay.  The Group reviews and updates these estimate regularly until the incentives such as rebates are realized and the impact of any adjustments are recognized in the period the adjustments are identified. In most cases, key sales terms such as pricing and quantities ordered are established on a regular basis such that most customer incentive arrangements have a duration of less than one year.

Contract liabilities

A contract liability is recognized when a payment is received or a payment is due (whichever is earlier) from a customer before the Group transfers the related goods. Contract liabilities are recognized as revenue when the Company performs under the contract. As of December 31, 2025 and 2024, contract liabilities amounted to approximately $822,108 and $1,180,684, respectively.

Cost of revenues

Cost of revenues includes cost of raw materials and goods purchased, inbound freight cost, cost of direct labor, depreciation expense and other overhead. Write-down of inventory for lower of cost or net realizable value adjustments is also recorded in cost of revenues.

Shipping and handling

Shipping and handling costs are expensed as incurred and included in selling expenses.

Foreign currency translation

The assets and liabilities of foreign subsidiaries that use the local currency as their functional currency are translated to U.S. dollars based on the current exchange rate prevailing at each balance sheet date and any resulting translation adjustments are included in accumulated other comprehensive loss. The assets and liabilities of foreign subsidiaries whose local currency is not their functional currency are remeasured from their local currency to their functional currency and then translated to U.S. dollars. Revenues and expenses are translated into U.S. dollars using the average exchange rates prevailing for each period presented. The USD effects that arise from changing translation rates are recorded in foreign currency translation adjustments on the unaudited condensed consolidated statements of operations and comprehensive income (loss).

The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report:

	December 31, 2025		December 31, 2024		December 31, 2023
US$: RMB exchange rate	Period End	$6.9931	Period End	$7.2993	Period End	$7.0999
	Average	$7.1875	Average	$7.1957	Average	$7.0809

Comprehensive income (loss)

Comprehensive income (loss) consists of two components, net income (loss) and other comprehensive income (loss). Other comprehensive income (loss) refers to revenues, expenses, gains and losses that under GAAP are recorded as an element of stockholders’ equity but are excluded from net income (loss). Other comprehensive income (loss) consists of foreign currency translation adjustment from those subsidiaries not using the U.S. dollar as their functional currency.

Income taxes

The Group’s subsidiaries in China are subject to the income tax laws of the PRC. No taxable income was generated outside the PRC as of June 30, 2025. The Group accounts for income taxes in accordance with ASC 740, “Income Taxes”. ASC 740 requires an asset and liability approach for financial accounting and reporting for income taxes and allows recognition and measurement of deferred tax assets based upon the likelihood of realization of tax benefits in future years. Under the asset and liability approach, deferred taxes are provided for the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. A valuation allowance is provided for deferred tax assets if it is more likely than not these items will either expire before the Group is able to realize their benefits, or future deductibility is uncertain.

ASC 740 10 25 prescribes a more-likely-than-not threshold for financial statement recognition and measurement of a tax position taken (or expected to be taken) in a tax return. It also provides guidance on the recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, years open for tax examination, accounting for income taxes in interim periods and income tax disclosures. The statute of limitation on the PRC tax authority’s audit or examination of previously filed tax returns expires three years from the date they were filed. There were no material uncertain tax position as of December 31, 2025 and 2024.

Value-added tax (“VAT”)

The Group is subject to VAT for selling merchandise. The applicable VAT rate ranges up to 13%. The amount of VAT liability is determined by applying the applicable tax rate to the invoiced amount of goods sold (output VAT) less VAT paid on purchases made with the relevant supporting invoices (input VAT). Under the commercial practice of the PRC, the Group pays VAT based on tax invoices issued. The tax invoices may be issued subsequent to the date on which revenue is recognized, and there may be a considerable delay between the date on which the revenue is recognized and the date on which the tax invoice is issued. In the event the PRC tax authorities dispute the date on which revenue is recognized for tax purposes, the PRC tax office has the right to assess a penalty based on the amount of taxes which is determined to be late or deficient, with any penalty being expensed in the period when a determination is made by the tax authorities that a penalty is due. During the reporting periods, the Group had no dispute with PRC tax authorities and there was no tax penalty incurred. The VAT balance is recorded either in other current liabilities or other current receivables on the consolidated balance sheets.

Warrants

The Group accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of each warrant’s specific terms and applicable authoritative guidance in ASC 480, “Distinguishing Liabilities from Equity” and ASC 815, “Derivatives and Hedging”. The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, whether they meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own common stock and whether the warrant holders could potentially require “net cash settlement” in a circumstance outside of the Company’s control, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent annual period end date while the warrants are outstanding.

For issued or modified warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of equity at the time of issuance. For issued or modified warrants that do not meet all the criteria for equity classification, the warrants are required to be recorded as liabilities at their initial fair value on the date of issuance, and each balance sheet date thereafter. Changes in the estimated fair value of the warrants are recognized as a non-cash gain or loss on the statements of operations.

(Loss) earnings per share (“EPS”)

Earnings (loss) per common share is calculated in accordance with ASC 260, Earnings per Share. Basic earnings (loss) per common share is computed by dividing the net income (loss) attributable to shareholders of the Company by the weighted average number of ordinary shares outstanding during the period using the two-class method. Under the two-class method, net income is allocated between Ordinary Shares and other participating securities based on their participating rights. Diluted income per share is calculated by dividing net income attributable to ordinary shareholders as adjusted for the effect of dilutive potential ordinary shares outstanding during the period. Potential ordinary shares include ordinary shares issuable upon the exercise of outstanding share options by using the treasury stock method and ordinary shares issuable upon the conversion of convertible instruments using the if-converted method. Potential ordinary shares are not included in the denominator of the diluted net (loss)/earnings per share calculation when inclusion of such shares would be anti-dilutive.

Risks and uncertainties

Financial instruments that potentially subject the Group to significant concentrations of credit risk consist primarily of cash. As of December 31, 2025 and 2024, $32,994,542 and $35,032,534 were deposited with financial institutions located in the PRC, respectively, where there is a RMB500,000 deposit insurance limit for a legal entity’s aggregated balance at each bank; $69,522 and $158,129 were deposited with financial institutions located in the United States, respectively, where there is a $250,000 deposit insurance limit for a legal entity’s aggregated balance at each bank. As a result, the amounts not covered by deposit insurance were $32,829,754 and $34,907,145 as of December 31, 2025 and 2024, respectively. The Group has not experienced any losses on such accounts. A significant portion of the Group’s sales are credit sales which are primarily to customers whose ability to pay is dependent upon the industry economics prevailing in these areas. The Group also engages in factoring business to earn interest income. The Group performs ongoing credit evaluations of its customers to reduce credit risk.

The majority operations of the Group are located in the PRC. Accordingly, the Group’s business, financial condition, and results of operations may be influenced by the political, economic, and legal environments in the PRC in addition to the general state of the PRC economy. The Group’s operating results may be adversely affected by changes in the political and social conditions in the PRC and by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods of taxation, among other things.

The majority of the Group’s sales, purchases and expense transactions are denominated in RMB, and majority of the Group’s assets and liabilities are also denominated in RMB. The RMB is not freely convertible into foreign currencies under the current law. In China, foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China, the central bank of China. Remittances in currencies other than RMB may require certain supporting documentation in order to affect the remittance.

The Group does not carry any business interruption insurance, products liability insurance or any other insurance policy except for a limited property insurance policy. As a result, the Group may incur uninsured losses, increasing the possibility that investors would lose their entire investment in the Group.

The Group had certain customers whose revenue individually represented 10% or more of the Group’s total revenue or whose accounts receivable balances individually represented 10% or more of the Group’s total accounts receivable, as follows:

For the year ended December 31, 2025, three major customers accounted for approximately 34%, 23% and 20% of the Group’s total sales, respectively. For the year ended December 31, 2024, three major customers accounted for approximately 27%, 25% and 18% of the Group’s total sales, respectively. For the year ended December 31, 2023, three major customers accounted for approximately 26%, 24% and 24% of the Group’s total sales, respectively.

As of December 31, 2025, three customers accounted for approximately 34%, 30% and 20% of the Group’s accounts receivable balance, respectively.

As of December 31, 2024, three customers accounted for approximately 34%, 28% and 20% of the Group’s accounts receivable balance, respectively.

The Group also had certain major suppliers whose purchases individually represented 10% or more of the Group’s total purchases. For the year ended December 31, 2025, three major suppliers accounted for approximately 22%, 15% and 11% of the Group’s total purchases, respectively. For the year ended December 31, 2024, two major suppliers accounted for approximately 44% and 12% of the Group’s total purchases, respectively. For the year ended December 31, 2023, three major suppliers accounted for approximately 42%, 18%, and 10% of the Group’s total purchases, respectively.

Recent accounting pronouncements

The Group considers the applicability and impact of all accounting standards updates (“ASUs”). Management periodically reviews new accounting standards that are issued.

In December 2023, the FASB issued ASU No. 2023-09, “Income Tax (Topic 740): Improvements to Income Tax Disclosures” (“ASU 2023-09”). The ASU requires disaggregated information about a reporting entity’s effective tax rate reconciliation as well as additional information on income taxes paid. The ASU is effective on a prospective basis for annual periods beginning after December 15, 2025. Early adoption is also permitted for annual financial statements that have not yet been issued or made available for issuance. Once adopted, this ASU will result in additional disclosures. The Group is currently assessing the potential impact of the rule on our disclosures.

In May 2025, the FASB issued ASU No. 2025-03, “Business Combinations (Topic 805) and Consolidation (Topic 810): Determining the Accounting Acquirer in the Acquisition of a Variable Interest Entity” (“ASU 2025-03”). ASU 2025-03 clarifies the guidance to determine the accounting acquirer in a business combination that is effected primarily by exchanging equity interests, when the legal acquiree is a variable interest entity (“VIE”) that meets the definition of a business. ASU 2025-03 requires entities to consider the same factors in ASC 805, Business Combinations, required for determining which entity is the accounting acquirer in other acquisition transactions. ASU 2025-03 is effective for the Company’s annual reporting periods beginning after December 15, 2026, and interim reporting periods within those annual reporting periods, with early adoption permitted. ASU 2025-03 is required to be applied on a prospective basis to any acquisition transaction that occurs after the initial application date. The Group is currently evaluating the impact that the adoption of this standard will have on its consolidated financial statements.

In May 2025, the FASB issued ASU No. 2025-04, “Compensation—Stock Compensation (Topic 718) and Revenue from Contracts with Customers (Topic 606)” (“ASU 2025-04”). ASU 2025-04 revises the definition of the term performance condition for share-based consideration payable to a customer to incorporate conditions that are based on the volume or monetary amount of a customer’s purchases or potential purchases. ASU 2025-04 also eliminates the policy election to account for forfeitures as they occur for awards with service conditions. ASU 2025-04 also clarifies that ASC 606 variable consideration guidance does not apply to share-based payments to customers; instead, vesting probability should be assessed solely under ASC 718, Compensation—Stock Compensation. ASU 2025-04 is effective for the Company’s annual reporting periods beginning after December 15, 2026, and interim reporting periods within those annual reporting periods, with early adoption permitted. ASU 2025-04 may be applied on either a modified retrospective basis or on a retrospective basis. The Group is currently evaluating the impact that the adoption of this standard will have on its consolidated financial statements.

In July 2025, the FASB issued ASU No. 2025-05, “Measurement of Credit Losses for Accounts Receivable and Contract Assets” (“ASU 2025-05”). ASU 2025-05 amends ASC 326, “Financial Instruments—Credit Losses” and introduces a practical expedient available for all entities and an accounting policy election available for all entities, other than public business entities, that elect the practical expedient. These changes apply to the estimation of expected credit losses for current accounts receivable and current contract assets arising from transactions accounted for under ASC 606, Revenue Recognition. Under the practical expedient, entities may assume that current conditions as of the balance sheet date remain unchanged for the remaining life of the asset when developing reasonable and supportable forecasts. This simplifies the estimation process for short-term financial assets. ASU 2025-05 is effective for the Company’s annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods, with early adoption permitted. ASU 2025-05 should be applied on a prospective basis. The Group is currently evaluating the impact that the adoption of this standard will have on its consolidated financial statements.

In September 2025, the FASB issued ASU No. 2025-06, Intangibles-Goodwill and Other-Internal-Use Software (Subtopic 350-40): Targeted Improvements to the Accounting for Internal-Use Software (“ASU 2025-06”) to modernize the accounting for internal-use software costs, primarily by simplifying the requirements to capitalize software development costs. This update is effective beginning with the Group’s 2028 fiscal year annual reporting period, with early adoption permitted. The Group is currently evaluating the impact that the adoption of this standard will have on its consolidated financial statements.

In December 2025, the FASB issued ASU No. 2025-10, Government Grants (Topic 832): Accounting for Government Grants Received by Business Entities (“ASU 2025-10”) to establish authoritative guidance on the accounting for government grants received by business entities. This update is effective beginning with the Group’s 2029 fiscal year annual reporting period, with early adoption permitted. The Group is currently evaluating the impact that the adoption of this standard will have on its consolidated financial statements.

In December 2025, the FASB issued ASU No. 2025-11, Interim Reporting (Topic 270): Narrow-Scope Improvements (“ASU 2025-11”). ASU 2025-11 is intended to improve the navigability of required interim disclosures and clarify when that guidance is applicable, and also to provide additional guidance on what disclosures should be provided in interim reporting periods. ASU 2025-11 is effective for public business entities for interim reporting periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted. The Group is currently evaluating the impact of ASU 2025-11 on its financial statements and related disclosures.

In December 2025, the FASB issued ASU No. 2025-12, Codification Improvements (“ASU 2025-12”). ASU 2025-12 makes thirty-three incremental improvements to generally accepted accounting principles. ASU 2025-12 is effective for all entities for annual reporting periods beginning after December 15, 2026, and interim reporting periods within those annual reporting periods. The Group is currently evaluating the impact of ASU 2025-12 on its financial statements and related disclosures.

Except for the above-mentioned pronouncements, there are no new recently issued accounting standards that will have material impact on the consolidated financial statements.